SCHEDULE OF INVESTMENTS
Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 3.2%
Electronic Arts, Inc.(A)	1,307	$172,626

Interactive Media & Services – 0.9%
Twitter, Inc.(A)	1,686	50,239

Total Communication Services - 4.1%		222,865
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.4%
lululemon athletica, Inc.(A)	249	77,716

Auto Parts & Equipment – 1.4%
BorgWarner, Inc.	2,111	74,529

Department Stores – 0.7%
Nordstrom, Inc.(B)	2,276	35,260

General Merchandise Stores – 0.5%
Ollie’s Bargain Outlet Holdings, Inc.(A)	299	29,167

Internet & Direct Marketing Retail – 1.2%
MercadoLibre, Inc.(A)	66	65,312

Restaurants – 3.6%
Chipotle Mexican Grill, Inc., Class A(A)	184	193,183

Specialty Stores – 3.5%
Tractor Supply Co.	870	114,614
Ulta Beauty, Inc.(A)	382	77,744

		192,358

Total Consumer Discretionary - 12.3%		667,525
Consumer Staples
Packaged Foods & Meats – 1.2%
Hershey Foods Corp.	502	65,099

Total Consumer Staples - 1.2%		65,099
Energy
Oil & Gas Exploration & Production – 0.8%
Noble Energy, Inc.	4,897	43,877

Total Energy - 0.8%		43,877
Financials
Financial Exchanges & Data – 3.1%
MarketAxess Holdings, Inc.	334	167,374

Regional Banks – 2.9%
First Republic Bank	826	87,551
SVB Financial Group(A)	336	72,310

		159,861

Total Financials - 6.0%		327,235
Health Care
Biotechnology – 3.2%
Genmab A.S. ADR(A)(B)	1,856	62,906
Seattle Genetics, Inc.(A)	653	110,994

		173,900

Health Care Equipment – 8.4%
Abiomed, Inc.(A)	366	88,300
DexCom, Inc.(A)	398	161,349
Edwards Lifesciences Corp.(A)	1,316	90,974
Glaukos Corp.(A)	859	33,000

Intuitive Surgical, Inc.(A)	144	81,905

		455,528

Health Care Services – 2.7%
Laboratory Corp. of America Holdings(A)	471	78,307
Teladoc Health, Inc.(A)	347	66,300

		144,607

Health Care Supplies – 1.5%
Align Technology, Inc.(A)	111	30,567
National Vision Holdings, Inc.(A)	1,698	51,811

		82,378

Health Care Technology – 1.7%
Cerner Corp.	1,379	94,539

Life Sciences Tools & Services – 2.8%
10x Genomics, Inc., Class A(A)(B)	275	24,569
Agilent Technologies, Inc.	780	68,930
TECHNE Corp.	215	56,745

		150,244

Total Health Care - 20.3%		1,101,196
Industrials
Building Products – 4.2%
A. O. Smith Corp.	1,811	85,351
Trane Technologies plc	518	46,081
Trex Co., Inc.(A)	763	99,259

		230,691

Industrial Machinery – 3.8%
IDEX Corp.	542	85,710
Ingersoll-Rand, Inc.(A)	1,793	50,406
Middleby Corp.(A)	915	72,207

		208,323

Research & Consulting Services – 5.7%
CoStar Group, Inc.(A)	254	180,453
TransUnion	1,462	127,280

		307,733

Trading Companies & Distributors – 2.6%
Fastenal Co.	3,245	139,009

Total Industrials - 16.3%		885,756
Information Technology
Application Software – 7.1%
DocuSign, Inc.(A)	835	143,759
Guidewire Software, Inc.(A)	928	102,836
Tyler Technologies, Inc.(A)	249	86,500
Zendesk, Inc.(A)	592	52,444

		385,539

Communications Equipment – 1.3%
Arista Networks, Inc.(A)	350	73,462

Data Processing & Outsourced Services – 2.7%
Square, Inc., Class A(A)	1,384	145,208

Electronic Components – 2.8%
II-VI, Inc.(A)	1,038	48,992
Maxim Integrated Products, Inc.	1,723	104,455

		153,447

Electronic Equipment & Instruments – 3.7%
Coherent, Inc.(A)	386	50,596
Keysight Technologies, Inc.(A)	1,157	116,601
Novanta, Inc.(A)	313	33,448

		200,645

Internet Services & Infrastructure – 3.3%
Twilio, Inc., Class A(A)	636	139,456

VeriSign, Inc.(A)	185	38,169

		177,625

Semiconductor Equipment – 3.4%
Brooks Automation, Inc.	739	32,691
Teradyne, Inc.	1,804	152,457

		185,148

Semiconductors – 7.0%
Advanced Micro Devices, Inc.(A)	1,837	96,637
Microchip Technology, Inc.	979	103,061
Monolithic Power Systems, Inc.	526	124,722
Universal Display Corp.	382	57,138

		381,558

Systems Software – 1.9%
CrowdStrike Holdings, Inc., Class A(A)	492	49,338
Palo Alto Networks, Inc.(A)	230	52,716

		102,054

Total Information Technology - 33.2%		1,804,686
Materials
Fertilizers & Agricultural Chemicals – 1.5%
Scotts Miracle-Gro Co. (The)	584	78,484

Specialty Chemicals – 1.5%
RPM International, Inc.	1,075	80,672

Total Materials - 3.0%		159,156

TOTAL COMMON STOCKS – 97.2%		$5,277,395
(Cost: $3,082,871)

SHORT-TERM SECURITIES
Money Market Funds (D) – 3.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(C)	38,900	38,900
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	153,863	153,863

		192,763

TOTAL SHORT-TERM SECURITIES – 3.5%		$192,763
(Cost: $192,763)

TOTAL INVESTMENT SECURITIES – 100.7%		$5,470,158
(Cost: $3,275,634)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(35,577)

NET ASSETS – 100.0%		$5,434,581

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $38,000 are on loan.

(C) Investment made with cash collateral received from securities on loan.

(D) Rate shown is the annualized 7-day yield at June 30, 2020.

The following written options were outstanding at June 30, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Align Technology, Inc.	N/A	Put	471	47	July 2020	$210.00	$343	$(35)
Middleby Corp.	N/A	Put	1,890	189	July 2020	55.00	287	(66)
National Vision Holdings, Inc.	N/A	Put	5,554	556	July 2020	25.00	573	(125)
Nordstrom, Inc.	N/A	Put	10,639	1,064	July 2020	12.50	591	(202)
Square, Inc., Class A	N/A	Call	6,929	693	July 2020	95.00	1,145	(7,969)
Teladoc Health, Inc.	N/A	Call	3,474	347	July 2020	210.00	1,163	(999)
Twilio, Inc., Class A	N/A	Call	3,164	316	July 2020	230.00	1,264	(1,566)

							$5,366	$(10,962)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$5,277,395	$—	$—
Short-Term Securities	192,763	—	—

Total	$5,470,158	$—	$—

Liabilities
Written Options	$10,736	$226	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,275,634

Gross unrealized appreciation	2,369,850

Gross unrealized depreciation	(175,326)

Net unrealized appreciation	$2,194,524